Debt and Other Financing Arrangements - Schedule of Debt and Other Financing Arrangements (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Apr. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total long-term debt	$ 4,260,600		$ 3,760,600
Less debt issuance costs	27,324	$ 11,900	18,358
Total amounts outstanding	4,233,276		3,742,242
Less current maturities			500,000
Total long-term debt due after one year	4,233,276		3,242,242
Notes, 5.85%, due June 1st, 2018 [Member]
Debt Instrument [Line Items]
Debt instrument face amount			500,000
Notes, 4.125%, due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	600,000		600,000
Notes, 4.0%, due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000		500,000
Notes, 3.95%, due 2028 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000	500,000
Notes, 6.40%, due 2037 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	650,000		650,000
Notes, 5.20%, due 2043 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000		500,000
Notes, 4.40%, due 2048 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000	$ 500,000
Industrial Revenue Bonds [Member] | Due from 2020 to 2040 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 1,010,600		$ 1,010,600